FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                December 1, 1998




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. (the "Fund")
         1933 Act File No. 33-11410
         1940 ACT FILE NO. 811-4533

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Fund hereby certifies that the definitive forms of prospectuses and statement of additional information dated November 30, 1998, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statement of additional information contained in the most recent registration statement for the Fund. This registration statement was electronically filed under Rule 485(b) as Post-effective amendment No. 22 on November 25, 1998.


      If you have any questions regarding this certification, please call Amy Gotz at (412) 288-1940.

                                          Very truly yours,



                                          /s/ Matthew S. Hardin
                                          Matthew S. Hardin
                                          Assistant Secretary